Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Other liabilities
As at December 31, 2022 (Successor) and December 31, 2021 (Predecessor), other liabilities included the following:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
		(As adjusted)
Accrued expenses	124	78
Uncertain tax positions	85	83
Unfavorable drilling contracts	70	6
Contract liabilities	61	35
Employee withheld taxes, social security and vacation payments	47	43
Taxes payable	29	23
Lease liabilities	9	35
Accrued interest expense	4	—
Other liabilities	67	28
Total Other Liabilities	496	331
Other liabilities are presented in our Consolidated Balance Sheet as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
		(As adjusted)
Other current liabilities	306	219
Other non-current liabilities	190	112
Total Other Liabilities	496	331

Movement in unfavorable drilling contracts

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2021 (Predecessor)	66	(59)	7
Amortization	—	(1)	(1)
As at January 1, 2022 (Predecessor)	66	(60)	6

Balance before reorganization and fresh start adjustments	66	(60)	6
Fresh Start accounting	19	60	79
As at February 22, 2022 (Predecessor)	85	—	85
As at February 23, 2022 (Successor)	85	—	85
Amortization	—	(15)	(15)
As at December 31, 2022 (Successor)	85	(15)	70

Amounts relating to unfavorable contracts that is expected to be amortized	The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the following periods:

	Period ended December 31
(In $ millions)	2023	2024	2025	2026 and thereafter	Total
Amortization of unfavorable contracts	24	24	19	3	70